Income Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 43,048.0	$ 567.4	₨ 37,103.2
Settlements related to prior year tax positions	(1,985.0)	(26.2)	(221.5)
Increase related to prior year tax positions	0.0	0.0	892.8
Increase related to current year tax positions	5,711.3	75.3	5,273.5
Closing balance	₨ 46,774.3	$ 616.5	₨ 43,048.0